Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income (loss) Before Income Taxes
	December 31,
	2025	2024	2023
Domestic income	$25,403	$15,004	$9,034
Foreign loss	(1,987)	(3,116)	(3,980)
Total	$23,416	$11,888	$5,054

Schedule of Components of Income Taxes
	December 31,
	2025	2024	2023
Current taxes	$(7,743)	$(10,269)	$(1,373)
Deferred taxes	5,310	16,627	-
Total	$(2,433)	$6,358	$(1,373)

	December 31,
	2025	2024	2023
Domestic	$(7,445)	$6,487	$(1,025)
Foreign	5,012	(129)	(348)
Total	$(2,433)	$6,358	$(1,373)

Schedule of Deferred Taxes
	December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$5,195	$10,015
Research and development expenses carryforward	2,448	3,200
Accrued and other	2,976	2,545
Share-based compensation	16,564	14,129
Capital loss due to sale of subsidiary	2,672	-
Capped call transaction	-	5,188
Operating lease liabilities	577	758
Acquired Intangible assets	168	392
Total deferred tax asset before valuation allowance	$30,600	$36,227
Valuation allowance	(2,672)	(10,061)
Total deferred tax asset after valuation allowance	$27,928	$26,166
Deferred tax liabilities:
Operating lease ROU assets	(493)	(732)
Acquired Intangible assets	(4,089)	(5,244)
Accrued and other	(484)	(1,495)
Total deferred tax liability	$(5,066)	$(7,471)
Net deferred taxes	$22,862	$18,695

Schedule of Theoretical Income Tax Expense to Actual Income Tax Expense
The following table presents the reconciliation between the Company’s theoretical income tax and effective income tax for the year ended December 31, 2025 after the adoption of ASU 2023-09:

	Year ended December 31, 2025
	Amount	Percentage
Israel statutory tax rate	$(5,386)	23%
Foreign tax effects
US:
Change in valuation allowance	5,162	22.0%
Valuation allowance on capital loss	(2,672)	(11.4%	)
Capital loss due to sale of subsidiary	3,003	12.8%
Non-deductible expenses	(220)	(0.9%	)
State taxes	(134)	(0.6%	)
Other	(141)	(0.6%	)

Other foreign jurisdictions	(462)	(2%	)

Nontaxable or nondeductible items:
Angel’s Law special deduction	2,554	10.9%
Shared based compensation	(2,033)	(8.7%	)
Revaluation of earn-outs	(3,313)	(14.1%	)
Other	(1,944)	(8.3%	)
Effect of technological preferred enterprise status (TPE)	4,936	21.1%
Changes in unrecognized tax benefits	(1,827)	(7.8%	)
Other	44	0.2%

Effective tax rate	$(2,433)	(10.4%	)

The following table presents the reconciliation between the Company’s theoretical income taxes and effective income taxes for the years ended December 31, 2024 and 2023 prior the adoption of ASU 2023-09:

	Year ended December 31,
	2024	2023
Income before income taxes	$11,888	$5,054
Statutory tax rate	23%	23%
Theoretical tax benefit (expense)	(2,734)	(1,162)
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	15,460	15,885
Effect of technological preferred enterprise status (TPE)	1,650	-
Effect of entities with different tax rates	(203)	(51)
Non-deductible expenses	(4,607)	(6,296)
Write-off of NOL due to limitation on utilization	-	(8,305)
Uncertain tax provision	(2,532)	(1,111)
Other	(676)	(333)
Effective income taxes	$6,358	$(1,373)

Schedule of income taxes paid, net by location
	December 31,
	2025	2024	2023
Israel	$7,560	5,338	31
US	287	361	710
Europe	46	27	(152)
Total	$7,893	$5,726	$589

Schedule of Unrecognized Tax Positions
	December 31,
	2025	2024
Opening balance	$5,328	$2,711
Increase related to current year tax positions	1,357	2,617
Closing balance	$6,685	$5,328